PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 28, 2013
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment

(Millions of Dollars)	2013	2012
Land	$141.4	$113.5
Land improvements	34.2	29.9
Buildings	537.4	470.7
Leasehold improvements	94.3	73.6
Machinery and equipment	1,845.2	1,637.2
Computer software	382.8	363.8
Property, plant & equipment, gross	$3,035.3	$2,688.7
Less: accumulated depreciation and amortization	(1,550.0)	(1,358.8)
Property, plant & equipment, net	$1,485.3	$1,329.9

Depreciation and Amortization Expense Associated with Property, Plant and Equipment
Depreciation and amortization expense associated with property, plant and equipment was as follows:

(Millions of Dollars)	2013	2012	2011
Depreciation	$208.7	$210.6	$194.4
Amortization	29.3	27.3	34.1
Depreciation and amortization expense	$238.0	$237.9	$228.5